Leases (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Balance at beginning	₩ 552,631	₩ 669,032	₩ 669,032	₩ 776,385
New leases
Interest expense	21,678		52,261	62,090
Payment of lease liabilities	(78,451)		(169,609)	(171,481)
Lease reassessment	(16,073)	₩ 947	947	2,038
Balance at ending	479,785		552,631	669,032
Current portion	108,706		122,626	117,351
Non-current portion			430,005	551,681
Total lease liabilities	₩ 479,785		₩ 552,631	₩ 669,032